Equity and Stock-Based Compensation (Details Textual) - USD ($)		1 Months Ended									2 Months Ended	4 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	May 04, 2016	Jun. 30, 2016	Jun. 20, 2016	May 31, 2016	Mar. 28, 2016	Jan. 31, 2016	Nov. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Feb. 28, 2013	Aug. 31, 2016	May 04, 2016	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	May 07, 2016	Jan. 26, 2016	Jun. 09, 2014
Schedule of Equity Method Investments [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	2 years 4 months 24 days														2 years 7 months 6 days
Common Stock, Par or Stated Value Per Share	$ 0.0001											$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized													31,500,000	31,500,000	425,000,000	425,000,000
Authorized Shares, Common And Preferred													32,500,000	32,500,000
Proceeds From Issuance Of Common Stock															$ 0	$ 3,666,260
Stock Granted, Value, Share-based Compensation, Gross															187,000	$ 1,292,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 300,000											$ 300,000			$ 810,000
Common Stock, Shares, Issued													9,927,112	9,927,112	125,680,100	125,680,100
Preferred Stock, Shares Authorized													1,000,000	1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share													$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Liquidation Preference, Value													$ 29,038,000	$ 29,038,000
Plan of Reorganization, Description of Common Stock Issued for Stock holders														at a rate of one share of New Common Stock for every 41.8934 shares of Old Common Stock held by such holders
Certificate Of Designation Description														(i) issue securities that are senior or pari passu with the Series A Preferred Stock, (ii) incur debt other than for working capital purposes not in excess of $3.0 million, (iii) issue securities that are junior to the Series A Preferred Stock and that provide certain consent rights to the holders of such junior securities in connection with a liquidation or contain certain liquidation preferences, (iv) pay dividends on or purchase shares of its capital stock, and (v) change the authorized number of members of its Board of Directors to a number other than five, in each case without the consent of holders representing at least two-thirds of the outstanding shares of Series A Preferred Stock. The Series A Preferred Stock is classified in equity.
Omnibus plan member [Member]
Schedule of Equity Method Investments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period											105,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											1,362,500
Predecessor [Member]
Schedule of Equity Method Investments [Line Items]
Stock Issued During Period, Shares, New Issues																2,709,677
Stock Issued During Period, Value, New Issues												$ 9,600,000
Common Stock, Par or Stated Value Per Share													$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized													425,000,000	425,000,000	425,000,000
Authorized Shares, Common And Preferred													425,000,000	425,000,000
Common Stock, Shares, Issued													125,680,100	125,680,100	125,680,100
Private Placement [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from Issuance of Private Placement									$ 2,000,000
Stock Issued During Period, Shares, New Issues									3,846,154
Derivative Liability									$ 1,100,000
Payments of Stock Issuance Costs									$ 136,000
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.52
Long Term and Equity Incentive Plan [Member]
Schedule of Equity Method Investments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value															$ 0.18	$ 0.40
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross															1,033,259	8,462,248
March 2014 Equity Offering [Member]
Schedule of Equity Method Investments [Line Items]
Payments of Stock Issuance Costs									$ 136,000
Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				6,180,000
Stock Issued During Period, Value, New Issues				$ 7,300,000
Common Stock, Par or Stated Value Per Share				$ 0.0001														$ 0.0001
Common Stock, Shares Authorized				31,500,000	3,000,000
Preferred Stock, Shares Authorized				1,000,000
Preferred Stock, Par or Stated Value Per Share				$ 0.0001
Stock Issued During Period, Shares, Issued for Services				200,000
Plan of Reorganization, Description of Common Stock Issued for Stock holders				at a rate of one share of New Common Stock for every 41.8934 shares of Old Common Stock held by such holders
Warrant Expiration Date				May 05, 2021
Long Term Incentive Plan [Member]
Schedule of Equity Method Investments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized															3,224,721				10,500,000
Equity Incentive Plan [Member]
Schedule of Equity Method Investments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized															13,674,311				18,000,000
Lincoln Park [Member]
Schedule of Equity Method Investments [Line Items]
Common Stock Capital Shares Reserved For Future Issuance Value										$ 15,000,000
Shares Issuable Under Purchase Agreements										150,000
Increase In Shares Issuable Under Purchase Agreements										200,000
Minimum Closing Sale Price Per Share										$ 1.00
Shares Issued In Private Placement Maximum Percentage										9.99%
Conversion of Stock, Shares Issued															434,126
Proceeds From Issuance Of Common Stock															$ 2,400,000
Condition for Purchase by Accredited Investor Minimum Share Price										0.45
Common Stock, Shares, Issued															5,250,000
Aldagen [Member]
Schedule of Equity Method Investments [Line Items]
Stock Issued During Period, Shares, Other							1,270,000
Series A Preferred Stock [Member]
Schedule of Equity Method Investments [Line Items]
Stock Issued During Period, Shares, New Issues												29,038
Preferred Stock, Shares Authorized	29,038											29,038
Preferred Stock, Par or Stated Value Per Share	$ 0.0001											$ 0.0001
Preferred Stock, Liquidation Preference, Value	$ 29,038,000											$ 29,038,000
Preferred Stock, Voting Rights												one percent (1%) of the voting rights of the capital stock of the Company		one percent (1%) of the voting rights of the capital stock of the Company
Series A Preferred Stock [Member] | Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Stock Issued During Period, Shares, New Issues				29,038		29,038
Preferred Stock, Shares Authorized				29,038
Preferred Stock, Par or Stated Value Per Share				$ 0.0001														$ 0.0001
Preferred Stock, Liquidation Preference, Value				$ 29,038,000
Preferred Stock, Voting Rights				one percent (1%) of the voting rights of the capital stock of the Company
Convertible Preferred Stock [Member] | Predecessor [Member]
Schedule of Equity Method Investments [Line Items]
Preferred Stock, Shares Authorized													15,000,000	15,000,000
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Common Stock, Shares Authorized																			200,000,000
Authorized Shares, Common And Preferred																			215,000,000
Minimum [Member] | Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.50
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Common Stock, Shares Authorized																			425,000,000
Authorized Shares, Common And Preferred																			440,000,000
Maximum [Member] | Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.00
Common Stock [Member]
Schedule of Equity Method Investments [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	6,180,000											6,180,000
Stock Issued During Period, Shares, New Issues												7,500,000
Stock Issued During Period, Value, New Issues												$ 7,052,500
Stock Issued During Period, Shares, Other								2,709,677				200,000				2,709,677
Common Stock, Par or Stated Value Per Share	$ 0.0001											$ 0.0001
Proceeds From Issuance Of Common Stock												$ 7,300,000
Stock Issued During Period, Value, Other								$ 1,100,000
Payment For Offering Cost												100,000
Commitment Fees For Debt												$ 250,000
Stock Issued During Period, Shares, Issued for Services			162,500										162,500
Warrant Expiration Date												May 05, 2021
Common Stock [Member] | Predecessor [Member]
Schedule of Equity Method Investments [Line Items]
Stock Issued During Period, Shares, New Issues												7,500,000
Stock Issued During Period, Value, New Issues												$ 750
Common Stock [Member] | Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Stock Issued During Period, Shares, New Issues				7,500,000
Common Stock [Member] | Backstop Commitment [Member]
Schedule of Equity Method Investments [Line Items]
Number Of Shares Commited To Purchase												12,800,000
Value Of Shares Commited To Purchase												$ 3,000,000
Common Stock [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.50											$ 0.50
Common Stock [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00											$ 1.00
March 2014 Warrant [Member]
Schedule of Equity Method Investments [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									2,884,615
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.52
Old Common Stock [Member] | Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Common Stock, Par or Stated Value Per Share																	$ 0.0001
New Common Stocks [Member] | Backstop Commitment [Member]
Schedule of Equity Method Investments [Line Items]
Number Of Shares Commited To Purchase												12,800,000
Value Of Shares Commited To Purchase												$ 3,000,000
Exchange Shares [Member]
Schedule of Equity Method Investments [Line Items]
Stock Issued During Period, Shares, New Issues					2,264,612							2,264,612		2,264,612
Number Of Shares Commited To Issue												3,000,000
Administrative Claim Shares [Member]
Schedule of Equity Method Investments [Line Items]
Stock Issued During Period, Shares, New Issues			162,500										162,500
Stock Issued During Period, Shares, Issued for Services			100,000
Debt Conversion, Converted Instrument, Shares Issued			62,500
Debt Conversion, Original Debt, Amount			$ 62,500
Administrative Claim Shares [Member] | Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Stock Issued During Period, Shares, New Issues		162,500
Debt Conversion, Converted Instrument, Shares Issued		62,500
Debt Conversion, Original Debt, Amount		$ 62,500